Mercedes-Benz Auto Lease
T
rust 2024-B

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
Dates
31-Oct-2024
Collection Period No.
Collection Period (from... to)
Determination Date
Record Date
Payment Date
Interest Period of the Clas
s
A-1, A-2B Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
Actual/360 Days
31
30/360 Days
30
2
1-Oct-2024
13-Nov-2024
14-Nov-2024
15-Nov-2024
15-Oct-2024
15-Oct-2024
15-Nov-2024
15-Nov-2024
Summary
Beginning
Balance
179,938,824.78
184,500,000.00
280,000,000.00
464,500,000.00
76,250,000.00
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
173.096096
0.000000
0.000000
0.000000
0.000000
Initial
Balance
278,000,000.00
184,500,000.00
280,000,000.00
464,500,000.00
76,250,000.00
Note
Factor
0.474166
1.000000
1.000000
1.000000
1.000000
Principal
Payment
48,120,714.62
0.00
0.00
0.00
0.00
Ending
Balance
131,818,110.16
184,500,000.00
280,000,000.00
464,500,000.00
76,250,000.00
1,185,188,824.78
T
otal Note Balance
1,283,250,000.00
48,120,714.62
1,137,068,1
10.16
Overcollateralization
188,499,664.76
188,499,664.76
166,747,421.25
T
otal Securitization
V
alue
present value of lease payments
present value of Base Residual
V
alue
1,449,997,421.25
690,822,957.79
759,174,463.46
1,325,567,774.92
600,195,562.19
725,372,212.73
1,373,688,489.54
630,362,145.60
743,326,343.94
Amount
Percentage
Initial Overcollateralizatio
n
Amount
T
arget Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
166,747,421.25
188,499,664.76
188,499,664.76
11.50%
13.00%
13.00%

Mercedes-Benz Auto Lease
T
rust 2024-B
Investor Report
Collection Period Ended
31-Oct-2024
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
4.570000%
5.449810%
4.230000%
4.220000%
Interest per
$1000 Fac
e
Amount
0.000000
3.808333
4.692892
3.525000
3.516667
Interest & Principal
Payment
48,120,714.62
702,637.50
1,314,009.74
1,637,362.50
268,145.83

Amounts in USD
Interest & Principal Payment
per $1000 Fac
e
Amount
173.096096
3.808333
4.692892
3.525000
3.516667
Interest Payment
0.00
702,637.50
1,314,009.74
1,637,362.50
268,145.83
$52,042,870.19
T
otal
3,922,155.57

Mercedes-Benz Auto Lease
T
rust 2024-B
Investor Report
Collection Period Ended

Amounts in USD
31-Oct-2024
Lease Payments Received
Net Sales Proceeds-early terminations (incl Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Repurchase Payments
Advances made by the Servicer
Investment Earnings
T
otal
A
vailable Collections
T
otal Exchange Note Payments
Reserv
e
Account Dra
w
Amount
T
otal
A
vailable Funds
A
vailable Funds ABS Notes
A
vailable 2024-B Collections
64,221,584.85
Initial
Balance
Beginning
Balance
Ending
Balance
Exchange Note Balance
1,377,497,550.19
1,301,188,618.48
1,253,067,903.86
53,086,917.85
53,086,917.85
0.00
Subtotal
29,795,625.71
24,635,845.67
9,525,324.30
10,130.14
71,813.51
63,956,795.68
0.00
0.00
264,789.17
3,922,155.57
0.00
0.00
48,120,714.62
0.00
0.00
(8) Excess Collections to Certificateholders
T
otal Distribution
(1)
T
otal Trustee Fees and an
y
Asset Representations Reviewer fees
(max. $250,000 p.a.)
(2) Interest Distributabl
e
Amount Clas
s
A Notes
(3) Priority Principal Distributio
n
Amount
(4)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(5) Regular Principal Distributio
n
Amount
(6) Additional Servicing Fee and Transition Costs
(7)
T
otal Trustee Fees and an
y
Asset Representations Reviewer fees
[not previously paid under (1)]
0.00
53,086,917.85
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2) Exchange Note Interest Distributabl
e
Amount
(4.58%)
(3) Exchange Note Principal Distributabl
e
Amount
(4) Any amounts by which the sum payable pursuant to Section 8.03(a)(i)
through (vii) of the Indenture (or, if applicable, pursuant to Section
5.04(b)(i)through (vii) of the Indenture) exceed the sum of the Exchange
Note Interest Distributabl
e
Amount and the Exchange Note Principal
Distributabl
e
Amount
(5) Remaining Funds Payable
T
otal Distribution
64,221,584.85
Distributions ABS Notes
Distribution on the Exchange Note
1,144,740.41
0.00
4,966,203.23
48,120,714.62
0.00
1,044,047.66
9,989,926.59

Mercedes-Benz Auto Lease
T
rust 2024-B

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
Distribution Detail
Amount Paid
Shortfall
Amount Due
T
otal Servicing Fee
T
otal Trustee Fee
1,144,740.41
0.00
0.00
0.00
1,144,740.41
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2A Notes
thereof on Clas
s
A-2B Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,922,155.57
0.00
702,637.50
1,314,009.74
1,637,362.50
268,145.83
0.00
0.00
0.00
0.00
0.00
0.00
3,922,155.57
0.00
702,637.50
1,314,009.74
1,637,362.50
268,145.83
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2A
Notes
thereof on Clas
s
A-2B
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
Interest Distributabl
e
Amount Clas
s
A
Notes
0.00
0.00
0.00
0.00
0.00
0.00
3,922,155.57
0.00
0.00
0.00
0.00
0.00
0.00
3,922,155.57
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Priority Principal Distributio
n
Amount
0.00
0.00
0.00
Regular Principal Distributio
n
Amount
48,120,714.62
0.00
48,120,714.62
Principal Distributio
n
Amount
48,120,714.62
48,120,714.62
0.00

Mercedes-Benz Auto Lease
T
rust 2024-B

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
Investment Earnings
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Deficiency
3,624,993.55
Reserve Fund Require
d
Amount
Reserve Fun
d
Amount - Beginning Balance
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Reserve Fun
d
Amount - Ending Balance
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Exchange Note
Collectio
n
Account
Investment Earnings for the Collection Period
13,808.94
250,980.23
264,789.17
3,624,993.55
0.00
13,808.94
13,808.94
0.00
3,624,993.55
0.00
Notice to Investors

Mercedes-Benz Auto Lease
T
rust 2024-B

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
Pool Statistics
Pool Data
91.42%
Pool Factor
Number of Leases
29,489
Cutoff Date Securitization
V
alue
Securitization
V
alue beginning of Collection Period
Principal portion of lease payments
T
erminations- Early
T
erminations- Scheduled
Repurchase Payment (excluding interest)
Gross Losses
Securitization
V
alue end of Collection Period
1,373,688,489.54
18,037,359.22
19,993,312.34
8,047,982.63
0.00
2,042,060.43
1,325,567,774.92
Amount
1,449,997,421.25
28,396
27,501
As of Cutoff Date
10.95%
27.02
15.14
950,319,643.33
W
eighte
d
A
verage Securitization Rate
W
eighte
d
A
verage Remaining
T
erm (months)
W
eighte
d
A
verage Seasoning (months)
Aggregate Base Residual
V
alue
Cumulative Turn-in Ratio
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
Current
10.95%
25.85
16.27
891,923,158.41
44.88%
260.57%
1.06%
Delinquency Profile
*A lease is not considered delinquent if the amount past due is less than
10% of the payment due under such lease
**Based on the actual Securitization
V
alue of the respective leases
Amount **
1,319,666,607.80
4,434,120.37
1,075,908.48
391,138.27
1,325,567,774.92
Percentage
99.55%
0.33%
0.08%
0.03%
100.00%
Delinquency Profile *
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Number of Leases
27,389
85
19
8
27,501
Delinquency
T
rigger
5.684%
60+ Delinquency Leases to EO
P
Aggregate Securitization
V
alue
0.111% Delinquency
Trigger
occurred
No

Mercedes-Benz Auto Lease
T
rust 2024-B

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
Loss Statistics
Current
Credit Loss
Amount
Number of Leases
Cumulative
Amount
Number of Leases
Securitization
V
alue of Defaulted Leases, Beg of Collection Period
Liquidation Proceeds
Recoveries
1,756,505.59
1,480,225.01
2,050.81
Principal Net Credit Loss / (Gain)
274,229.77
117,852.05
35
3,526,534.02
76
3,406,631.16
2,050.81
Net Credit Loss / (Gain) as % of
A
verage Securitization
V
alue (annualized):
Current Collection Period
Prior Collection Period
Second
Prior Collection Period Third
Prior Collection Period
Four Mont
h
A
verage
0.089%
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization
V
alue
A
verage Net Credit Loss / (Gain)
1,550.68
0.008%
0.244%
(0.066%)
NA
NA
Current
Residual Loss
Amount
Number of Leases
Cumulative
Amount
Number of Leases
Securitization
V
alue of Liquidated Leases, Beg of Collection Period
Sales Proceeds and Other Payments Received
Residual Loss / (Gain)
28,326,849.81
32,399,650.17
860
67,594,355.56
1,912
77,543,487.40
(4,072,800.36)
(9,949,131.84)
Residual Loss / (Gain) as % of
A
verage Securitization
V
alue (annualized):
Current Collection Period
Prior Collection Period
Second
Prior Collection Period Third
Prior Collection Period
Four Mont
h
A
verage
(3.059)%
A
verage Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization
V
alue
(0.686)%
(5,203.52)
(3.621)%
(2.497%)
NA
NA